ALLOWANCE FOR LOAN AND LEASE LOSSES	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
ALLOWANCE FOR LOAN AND LEASE LOSSES
Allowance for Loan and Lease Losses

Loans and leases. For each reporting period, management maintains the ALLL at a level that it considers sufficient to absorb probable incurred loan and lease losses inherent in the portfolio. Management determines the adequacy of the ALLL based on historical loss experience as well as other significant factors such as composition of the portfolio, economic conditions, geographic footprint, the results of periodic internal and external evaluations of delinquent, nonaccrual and classified loans and any other adverse situations that may affect a specific borrower's ability to repay (including the timing of future payments). For further discussion of First Financial's allowance methodology, see Note 1 – Summary of Significant Accounting Policies.

The ALLL is increased by provision expense and decreased by charge-offs, net of recoveries of amounts previously charged-off. First Financial's policy is to charge-off all or a portion of a loan when, in management's opinion, it is unlikely to collect the principal amount owed in full, either through payments from the borrower, or from the liquidation of collateral.

During 2015, First Financial closed its merger with Oak Street. Loans acquired in this transaction were recorded at estimated fair value at the acquisition date with no carryover of the related ALLL. See Note 21 – Business Combinations for further detail.

Covered/formerly covered loans. The majority of covered/formerly covered loans are purchased impaired loans, whereby First Financial is required to periodically re-estimate the expected cash flows on the loans. For further detail regarding accounting for purchased impaired loans and the related allowance, see Note 1 – Summary of Significant Accounting Policies.

Changes in the ALLL for the three years ended December 31 were as follows:

(Dollars in thousands)	2016	2015	2014
Changes in the ALLL on loans, excluding covered/formerly covered
Balance at beginning of year	$43,149	$42,820	$43,829
Provision for loan and lease losses	9,322	7,926	3,369
Loans charged-off	(6,652)	(11,660)	(7,877)
Recoveries	3,603	4,063	3,499
Balance at end of year	$49,422	$43,149	$42,820

Changes in the ALLL on covered/formerly covered loans
Balance at beginning of year	$10,249	$10,038	$18,901
Provision for loan and lease losses	818	1,715	(1,841)
Loans charged-off	(4,462)	(8,896)	(18,096)
Recoveries	1,934	7,392	11,074
Balance at end of year	$8,539	$10,249	$10,038

Changes in the ALLL on total loans
Balance at beginning of year	$53,398	$52,858	$62,730
Provision for loan and lease losses	10,140	9,641	1,528
Loans charged-off	(11,114)	(20,556)	(25,973)
Recoveries	5,537	11,455	14,573
Balance at end of year	$57,961	$53,398	$52,858

Changes in the ALLL by loan category as of December 31 were as follows:

	2016
		Real Estate
(Dollars in thousands)	Commercial and industrial	Construction	Commercial	Residential	Home Equity	Installment	Other	Total
Allowance for loan and lease losses
Balance at beginning of year	$16,995	$1,810	$23,656	$4,014	$3,943	$386	$2,594	$53,398
Provision for loan and lease losses	3,705	1,280	5,365	(655)	(175)	53	567	10,140
Gross charge-offs	(2,630)	(93)	(4,983)	(387)	(1,445)	(386)	(1,190)	(11,114)
Recoveries	1,155	285	2,502	236	720	335	304	5,537
Total net charge-offs	(1,475)	192	(2,481)	(151)	(725)	(51)	(886)	(5,577)
Ending allowance for loan and lease losses	$19,225	$3,282	$26,540	$3,208	$3,043	$388	$2,275	$57,961

	2015
		Real Estate
(Dollars in thousands)	Commercial and industrial	Construction	Commercial	Residential	Home Equity	Installment	Other	Total
Allowance for loan and lease losses
Balance at beginning of year	$13,870	$1,045	$27,086	$3,753	$4,260	$407	$2,437	$52,858
Provision for loan and lease losses	4,809	597	1,439	1,234	573	25	964	9,641
Gross charge-offs	(5,408)	(85)	(10,083)	(1,531)	(1,891)	(509)	(1,049)	(20,556)
Recoveries	3,724	253	5,214	558	1,001	463	242	11,455
Total net charge-offs	(1,684)	168	(4,869)	(973)	(890)	(46)	(807)	(9,101)
Ending allowance for loan and lease losses	$16,995	$1,810	$23,656	$4,014	$3,943	$386	$2,594	$53,398

	2014
		Real Estate
(Dollars in thousands)	Commercial and industrial	Construction	Commercial	Residential	Home Equity	Installment	Other	Total
Allowance for loan and lease losses
Balance at beginning of year	$19,968	$824	$28,993	$4,140	$5,209	$590	$3,006	$62,730
Provision for loan and lease losses	(1,711)	1,188	(46)	536	1,314	64	183	1,528
Gross charge-offs	(9,156)	(1,348)	(9,478)	(1,454)	(2,774)	(605)	(1,158)	(25,973)
Recoveries	4,769	381	7,617	531	511	358	406	14,573
Total net charge-offs	(4,387)	(967)	(1,861)	(923)	(2,263)	(247)	(752)	(11,400)
Ending allowance for loan and lease losses	$13,870	$1,045	$27,086	$3,753	$4,260	$407	$2,437	$52,858

The ALLL balance and the recorded investment in loans by portfolio segment and based on impairment method as of December 31 were as follows:

	December 31, 2016
		Real Estate
(Dollars in thousands)	Commercial and industrial	Construction	Commercial	Residential	Home Equity	Installment	Other	Total
Ending allowance on loans individually evaluated for impairment	$550	$0	$593	$179	$2	$0	$0	$1,324
Ending allowance on loans collectively evaluated for impairment	18,675	3,282	25,947	3,029	3,041	388	2,275	56,637
Ending allowance for loan and lease losses	$19,225	$3,282	$26,540	$3,208	$3,043	$388	$2,275	$57,961

Loans and Leases
Ending balance of loans individually evaluated for impairment	$13,203	$0	$20,460	$9,601	$4,074	$437	$195	$47,970
Ending balance of loans collectively evaluated for impairment	1,768,745	399,434	2,407,117	491,379	456,314	50,202	136,321	5,709,512
Total loans	$1,781,948	$399,434	$2,427,577	$500,980	$460,388	$50,639	$136,516	$5,757,482

	December 31, 2015
		Real Estate
(Dollars in thousands)	Commercial and industrial	Construction	Commercial	Residential	Home Equity	Installment	Other	Total
Ending allowance on loans individually evaluated for impairment	$357	$0	$979	$235	$2	$0	$0	$1,573
Ending allowance on loans collectively evaluated for impairment	16,638	1,810	22,677	3,779	3,941	386	2,594	51,825
Ending allowance for loan and lease losses	$16,995	$1,810	$23,656	$4,014	$3,943	$386	$2,594	$53,398

Loans and Leases
Ending balance of loans individually evaluated for impairment	$17,411	$0	$24,652	$8,994	$5,441	$253	$122	$56,873
Ending balance of loans collectively evaluated for impairment	1,645,691	311,712	2,233,645	503,317	461,188	41,253	135,081	5,331,887
Total loans	$1,663,102	$311,712	$2,258,297	$512,311	$466,629	$41,506	$135,203	$5,388,760